Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES
NOTE 12:	RELATED PARTIES

a.	Employment or Service Agreements with Dr. Fernando de la Vega, the Company’s Chief Technology Officer:

On September 9, 2009, the Company entered into a services agreement, as amended in November 2018 (“DBG Services Agreement”), with Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($17,921 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and car allowance in the amount of NIS 2,500 ($689 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT per month plus reimbursement for fuel expenses and tolls. The liability towards DBG as of December 31, 2023 and 2022 aggregated to NIS 1,838,823 ($506,981 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required). On December 21, 2023 the Company granted Mr. de la Vega an additional options to purchase 549,358 ordinary shares under our 2010 Option Plan, at an exercise price of $0.07 per share, vesting over twelve quarters from December 21, 2023.

In addition, Dr. de la Vega is entitled to receive (none of which were received so far):

1.	An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis.

2.	A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing.

3.	An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation:

(i)	0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000;

(ii)	1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000;

(iii)	2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.

An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.

To date, the Company has not pay or record any bonus to DBG.

b.	Consultancy Agreement with Dov Farkash, the Company’s Active Chairman:

On April 19, 2020, an Active Chairman Agreement (the “Chairman Agreement”) with Exoro Ltd. (“Exoro”), a company wholly owned by Mr. Dov Farkash. The Chairman Agreement provides that Exoro, through Mr. Farkash is to provide certain services to us as active chairman, focusing on go-to-market strategy. The Company agreed to enter into an indemnification agreement with Mr. Farkash and to include him in the Company’s directors’ and officers’ liability insurance. Mr. Farkash has agreed not to provide any services that would conflict with or complete with the Company. The Company agreed to pay a monthly service fee of NIS 40,000 ($11,028 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT to Exoro. The Company granted to Mr. Farkash options to purchase 939,164 ordinary shares under our 2010 Option Plan, in accordance with the Company’s director compensation plan, at an exercise price of $0.068 per share, vesting over three (3) years from April 19, 2020, with one-third vesting after one year and the remainder monthly over a 24-month period. Exoro was entitled to reimbursement of expenses in connection with the provision of the services and was provided a budget of $10,000/month for travel. The term of the Chairman Agreement was for four (4) months, and the Company has a right to renew the agreement for an additional nine months, which was utilized. Either party could terminate upon 45 days prior written notice. The Chairman Agreement could also be terminated by the Company for Cause (as defined in the Chairman Agreement). The Company paid Exoro most (but not all) of the compensation due for Mr. Farkash’s foregoing service as Active Chairman and have recorded a monthly expense for the unpaid balance of the service fee to Exoro as a liability in the Company’s consolidated balance sheet. At the annual general meeting of our shareholders held in December 21, 2023, the Company’s shareholders ratified and approved the extension of the Chairman Agreement between the Company and Exoro, effective as of the expiration of the Chairman Agreement and so long as Mr. Farkash shall serve as Active Chairman of the Board of Directors. On December 21, 2023 the Company granted Mr. Farkash an additional options to purchase 184,654 ordinary shares under our 2010 Option Plan, at an exercise price of $0.07 per share, vesting over twelve quarters from December 21, 2023.

c.	Consultancy Agreement with Avi Magid, the Company’s new Chief Executive Officer:

On July 19, 2022, the Company announced the appointment of Mr. Avi Magid as the Company’s Chief Executive Officer. In connection with being named as the Company’s Chief Executive Officer, on November 7, 2022, the Company and Mr. Magid executed an employment agreement with the Company which continued in effect through the close of business on the day of the annual general meeting of shareholders of the Company which occurred on December 19, 2022 (“Annual Meeting”). The principal component of such agreement was a gross monthly salary with an aggregate monthly cost to the Company of NIS 60,000 ($16,542 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023), retroactive to August 1, 2022. Under the terms of the new employment agreement, as approved at the Annual Meeting, Mr. Magid is entitled to a gross monthly salary of NIS 60,000 ($16,542 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023). At Mr. Magid’s option, the Company leases a vehicle for Mr. Magid or, alternatively, may add an amount equal to the vehicle costs as additional salary to Mr. Magid, provided that the total payroll will be in accordance with the limitation of the Compensation Policy. Mr. Magid was also awarded options under the Company’s 2010 Option Plan for an aggregate of 5,249,758 Ordinary Shares, exercisable at a per share exercise price of $0.07 and scheduled to vest as follows: one third (1/3) on August 1, 2023, the first anniversary of the employment start date, and the balance thereafter in equal monthly instalments at the end of each month, subject to his continued employment with the Company; provided, that as the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support the grant in its totality at the time of the Annual Meeting, options for only 4,000,000 shares were awarded and the balance of the grant (i.e., 1,249,758 options) shall be completed at such time as the number shares available for issuance under the Company’s option plan shall have been increased, and such remaining options, once granted, will vest according to the vesting schedule referenced above.  Under the agreement, Mr. Magid is also entitled to the following: (i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter. Either party may terminate the employment agreement at any time upon one month’s prior notice. On December 21, 2023 the Company granted Mr. Magid an additional options to purchase 645,854 ordinary shares under our 2010 Option Plan, at an exercise price of $0.07 per share, vesting over twelve quarters from December 21, 2023.

d.	See Notes 7.c., 10.b.1., 10.b.3., 10.b.4. and 10.b.5. for additional related party transactions.